Consolidated Statements of Operations (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 3,242	$ 3,771
Cost of sales:
Production and delivery	2,499	2,679
Depreciation, depletion and amortization	662	866
Impairment of oil and gas properties	3,787	3,104
Total cost of sales	6,948	6,649
Selling, general and administrative expenses	138	151
Mining exploration and research expenses	18	27
Environmental obligations and shutdown costs	10	13
Net gain on sale of assets	0	(39)
Total costs and expenses	7,114	6,801
Operating loss	(3,872)	(3,030)
Interest expense, net	(191)	(139)
Other income, net	36	7
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	(4,027)	(3,162)
(Provision for) benefit from income taxes	(77)	714
Equity in affiliated companies’ net earnings	7	1
Net loss from continuing operations	(4,097)	(2,447)
Net (loss) income from discontinued operations	(4)	41
Net loss	(4,101)	(2,406)
Net Income (Loss) Attributable to Noncontrolling Interest [Abstract]
Continuing operations	(62)	(32)
Discontinued operations	(10)	(26)
Preferred dividends attributable to redeemable noncontrolling interest	(11)	(10)
Net loss attributable to common stockholders	$ (4,184)	$ (2,474)
Earnings Per Share, Basic and Diluted [Abstract]
Continuing operations	$ (3.34)	$ (2.40)
Discontinued operations	(0.01)	0.02
Basic and diluted net (loss) income per share attributable to common stockholders:	$ (3.35)	$ (2.38)
Basic and diluted weighted-average common shares outstanding	1,251	1,040
Dividends declared per share of common stock	$ 0	$ 0.05